Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

7. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Accounts receivable	$14,103	$5,333
Less: Allowance for expected credit losses	(5,343)	(5,333)
Accounts receivable, net	$8,760	$-

For the six months ended June 30, 2026 and 2025, the Group did not record any allowance for expected credit losses or any reversal of previously recognized allowance from continuing operations.